Retirement Benefit Plans - Summary of Sensitivity Analysis (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
The expected contributions to the plan for the next year	$ 1,932	$ 2,076
Bottom of range [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
The average duration of the defined benefit obligations	6 years 4 months 24 days	6 years 6 months
Top of range [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
The average duration of the defined benefit obligations	13 years	14 years